Common and Preferred Stock, Additional Paid-In Capital and Dividends, Issuance of Common Stock and Warrants as Part of December 2022 Public Equity Offering (Details) - USD ($)
$ / shares in Units, $ in Thousands
		12 Months Ended
	Dec. 06, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Feb. 14, 2023	Feb. 13, 2023
Issuance of Common Stock and Warrants [Abstract]
Placement agent fees, commissions and other offering expenses		$ 70	$ 1,260	$ 1,671
Class C Warrants [Member]
Issuance of Common Stock and Warrants [Abstract]
Common shares issued (in shares)		0	500
Warrants issued (in shares)	6,750,000
Number of securities called by warrants (in shares)	562,500
Exercise price (in dollars per share)	$ 24				$ 16.2	$ 24
Term of warrant		5 years
December 2022 Public Equity Offering [Member]
Issuance of Common Stock and Warrants [Abstract]
Common shares issued (in shares)	562,500
Offering price (in dollars per share)	$ 24
Gross proceeds from equity offering	$ 13,500
Placement agent fees, commissions and other offering expenses	$ 1,104